REVENUES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of maturity analysis of finance lease payments receivable [text block]
The following table presents the undiscounted contractual earnings receivable of the company’s leases by expected period of receipt:

	Payments Receivable by Period
AS AT DEC. 31, 2020 (MILLIONS)	Less than 1 Year	1 – 3 Years	4 – 5 Years	After 5 Years	Total
Receivables from lease contracts	$4,738	$8,385	$6,661	$15,971	$35,755

	Payments Receivable by Period
AS AT DEC. 31, 2019 (MILLIONS)	Less than 1 Year	1 – 3 Years	4 – 5 Years	After 5 Years	Total
Receivables from lease contracts	$4,514	$8,239	$6,744	$15,875	$35,372

Disclosure of disaggregation of revenue [Table Text Block]	Revenue by Type

FOR THE YEAR ENDED DEC. 31, 2020 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Revenues
Revenue from contracts with customers	$246	$—	$2,403	$3,757	$8,611	$35,599	$2,170	$52,786
Other revenue	—	872	6,448	328	683	1,562	73	9,966
	$246	$872	$8,851	$4,085	$9,294	$37,161	$2,243	$62,752

FOR THE YEAR ENDED DEC. 31, 2019 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Revenues
Revenue from contracts with customers	$271	$9	$3,833	$3,810	$6,333	$42,147	$2,396	$58,799
Other revenue	—	499	6,609	149	758	952	60	9,027
	$271	$508	$10,442	$3,959	$7,091	$43,099	$2,456	$67,826

Disclosure of revenue from contracts with customers [text block]	Timing of Recognition of Revenue from Contracts with Customers

FOR THE YEAR ENDED DEC. 31, 2020 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Revenues
Goods and services provided at a point in time	$—	$—	$553	$143	$160	$28,944	$2,167	$31,967
Services transferred over a period of time	246	—	1,850	3,614	8,451	6,655	3	20,819
	$246	$—	$2,403	$3,757	$8,611	$35,599	$2,170	$52,786

FOR THE YEAR ENDED DEC. 31, 2019 (MILLIONS)	Asset Management	Corporate Activities	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total Revenues
Goods and services provided at a point in time	$—	$9	$1,193	$95	$225	$34,141	$2,384	$38,047
Services transferred over a period of time	271	—	2,640	3,715	6,108	8,006	12	20,752
	$271	$9	$3,833	$3,810	$6,333	$42,147	$2,396	$58,799